Intangible Assets - Summary Of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 122,000	¥ 122,000
Accumulated amortization	(2,334)	(1,556)
Net carrying amount	119,666	120,444
TJ103 [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,670	11,670
Accumulated amortization	(2,334)	(1,556)
Net carrying amount	9,336	10,114
IPR And D TJ101 [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	110,330	110,330
Accumulated amortization	0
Net carrying amount	¥ 110,330	¥ 110,330